Income taxes - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate	1.02%	0.55%